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                                  Form N-SAR

                                 ANNUAL REPORT

                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:  /  /         (a)
             or fiscal year ending: 12/31/2017    (b)

Is this a transition report?:   (Y/N)      N

Is this an amendment to a previous filing?  (Y/N)      N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:  Thrivent Variable Insurance Account A
   B. File Number:       811-8174
   C. Telephone number: (612) 844-7215

2. A. Street: 625 Fourth Avenue South
   B. City: Minneapolis
   C. State: MN
   D. Zip Code: 55415     Zip Ext. 1672
   E. Foreign Country:    Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N) ...           N

4. Is this the last filing on this form by Registrant? (Y/N)...             N

5. Is Registrant a small business investment company (SBIC)? (Y/N) ...      N
   [If answer is "Y" (Yes), complete only items 98 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)...............        Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: Thrivent Financial for Lutherans
     B. [/] File Number (If any):
     C. [/] City: Minneapolis       State: MN
            Zip Code: 55415         Zip Ext.: 1672
        [/] Foreign Country:                            Foreign Postal Code:

111. A. [/] Depositor Name:
     B. [/] File Number (If any):
     C. [/] City:                      State:
            Zip Code:          Zip Ext.:
        [/] Foreign Country:                            Foreign Postal Code:

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112. A. [/] Sponsor Name:
     B. [/] File Number (If any):
     C. [/] City:                State:
            Zip Code:          Zip Ext.:
        [/] Foreign Country:                    Foreign Postal Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (If any):
     C. [/] City:                State:
            Zip Code:          Zip Ext.:
        [/] Foreign Country:                    Foreign Postal Code:

113. A. [/] Trustee Name:
     B. [/] City:                State:
            Zip Code:          Zip Ext.:
        [/] Foreign Country:                  Foreign Postal Code:

113. A. [/] Trustee Name:
     B. [/] City:                State:
            Zip Code:          Zip Ext.:
        [/] Foreign Country:                  Foreign Postal Code:

114. A. [/] Principal Underwriter     Name: Thrivent Investment Management, Inc.
     B. [/] File Number: 8-36525
     C. [/] City: Minneapolis       State: MN
            Zip Code: 55415   Zip Ext.: 1672
        [/] Foreign Country:                  Foreign Postal Code:

114. A. [/] Principal Underwriter     Name:
     B. [/] File Number: 8-
     C. [/] City:                State:
            Zip Code:          Zip Ext.:
        [/] Foreign Country:                  Foreign Postal Code:

115. A. [/] Independent Public Accountant Name: PricewaterhouseCoopers LLP
     B. [/] City: Minneapolis      State:       MN
            Zip Code: 55402    Zip Ext.:
        [/] Foreign Country:                  Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:                State:
            Zip Code:          Zip Ext.:
        [/] Foreign Country:                  Foreign Postal Code:

116. Family of investment companies information:

     A. [/]Is Registrant part of a family of investment
           companies? (Y/N)..........................................  Y
                                                                      ----
                                                                      Y/N

     B. [/] Identify the family in 10 letters: T H R I V E N T V C


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
            (NOTE: In filing this form, use this identification consistently for all investment companies in family.
            This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N)...................................................  Y
                                                                              ----
                                                                              Y/N
     If answer is "Y" (Yes), are any of the following types of
     contracts funded by the Registrant?:


      B. [/] Variable annuity contracts? (Y/N)...............................  N
                                                                              ----
                                                                              Y/N

      C. [/] Scheduled premium variable life contracts? (Y/N)................  N
                                                                              ----
                                                                              Y/N

      D. [/] Flexible premium variable life contracts? (Y/N).................  Y
                                                                              ----
                                                                              Y/N

      E. [/] Other types of insurance products registered under
             the Securities Act of 1933? (Y/N)...............................  N
                                                                              ----
                                                                              Y/N

118. [/] State the number of series existing at the end of the period that had securities registered under the
         Securities Act of 1933..............................................  1

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period.........................................  0

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted).................................................... $0

121. [/] State the number of series for which a current
         prospectus was in existence at the end of the period................  1

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933
         during the current period...........................................  0

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted).............................. $0

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be
         measured on the date they were placed in the subsequent
         series) ($000's omitted)............................................ $0

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125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal
         underwriter during the current period solely from the
         sale of units of all series of Registrant ($000's
         omitted)................................................. $13

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted).......... $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

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
                                                   Number of                         Total Income
                                                    Series          Total Assets    Distributions
                                                   Investing      ($000's omitted) ($000's omitted)
                                                   ---------      ---------------- ----------------
A. U.S. Treasury direct issue.....................                    $                 $
B. U.S. Government agency.........................                    $                 $
C. State and municipal tax-free...................                    $                 $
D. Public utility debt............................                    $                 $
E. Brokers or dealers debt or debt of brokers' or
   dealers' parent................................                    $                 $
F. All other corporate intermed. & long-term debt.                    $                 $
G. All other corporate short-term debt............                    $                 $
H. Equity securities of brokers or dealers or
   parents of brokers or dealers..................                    $                 $
I. Investment company equity securities...........                    $                 $
J. All other equity securities....................                    $270,813          $3,215
K. Other securities...............................                    $                 $
L. Total assets of all series of registrant.......                    $270,813          $

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128. [/] Is the timely payment of principal and interest on any
         of the portfolio securities held by any of Registrant's         N
         series at the end of the current period insured or             ---
         guaranteed by an entity other than the issuer? (Y/N).......    Y/N

         [If the answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128
         delinquent or in default as to payment of principal or         ---
         interest at the end of the current period? (Y/N)...........    Y/N

         [If the answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments
         identified in item 129 derived from insurance or               ---
         guarantees? (Y/N)..........................................    Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted).................. $1,290

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


       811-8174          811-          811-          811-          811-
       811-              811-          811-          811-          811-
       811-              811-          811-          811-          811-
       811-              811-          811-          811-          811-
       811-              811-          811-          811-          811-

This report is signed on behalf of the Registrant in the City of Minneapolis and the State of Minnesota on the 22nd day of February, 2018.

                                              THRIVENT VARIABLE INSURANCE
                                              ACCOUNT A
                                                        (Registrant)

                                              By THRIVENT FINANCIAL FOR
                                              LUTHERANS
                                                         (Depositor)

                                              By  /s/ James M. Odland
                                                  ------------------------------
                                                  James M. Odland
                                                  Vice President

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